Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
C000110176
Account Value [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: Balanced Fund
Account Value	$ 13,537	$ 13,223	$ 12,400	$ 12,232	$ 12,980	$ 11,306	$ 10,211	$ 10,088	$ 9,546	$ 9,436	$ 9,424
C000110177
Account Value [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: Balanced Fund
Account Value	$ 13,329	13,114	12,394	12,321	13,172	11,550	10,513	10,467	9,974	9,933	10,000
C000110178
Account Value [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: Balanced Fund
Account Value	$ 1,473,833	1,435,449	1,343,441	1,321,876	1,398,704	1,214,777	1,094,226	1,078,643	1,018,152	1,003,464	1,000,000
C000110179
Account Value [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: Macro Fund
Account Value	$ 16,624	14,942	14,149	14,349	12,942	10,833	10,618	11,052	10,027	9,466	9,426
C000110180
Account Value [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: Macro Fund
Account Value	$ 16,332	14,781	14,118	14,425	13,113	11,065	10,930	11,470	10,478	9,966	10,000
C000110181
Account Value [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: Macro Fund
Account Value	$ 1,808,053	1,619,022	1,529,628	1,548,808	1,392,783	1,163,239	1,137,863	1,181,457	1,069,467	1,007,042	1,000,000
C000110182
Account Value [Line Items]
Line Graph and Table Measure Name	Arrow Managed Futures Strategy Fund
Account Value	$ 11,915	14,025	15,171	12,540	9,455	8,873	10,023	8,886	8,244	10,080	9,421
C000110183
Account Value [Line Items]
Line Graph and Table Measure Name	Arrow Managed Futures Strategy Fund
Account Value	$ 11,751	13,921	15,198	12,679	9,621	9,102	10,352	9,245	8,722	10,641	10,000
C000110184
Account Value [Line Items]
Line Graph and Table Measure Name	Arrow Managed Futures Strategy Fund
Account Value	$ 1,294,611	1,518,434	1,640,468	1,355,151	1,019,104	954,021	1,074,711	950,058	880,641	1,072,005	1,000,000
Morningstar Global Flexible Allocation EW Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Flexible Allocation EW Index
Account Value	$ 15,606	14,304	13,236	12,582	13,865	11,701	11,492	11,364	10,740	9,881	10,000
Morningstar Global Flexible Allocation EW Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Flexible Allocation EW Index
Account Value	$ 15,606	14,304	13,236	12,582	13,865	11,701	11,492	11,364	10,740	9,881	10,000
Morningstar Global Flexible Allocation EW Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Flexible Allocation EW Index
Account Value	$ 1,560,618	1,430,431	1,323,569	1,258,205	1,386,493	1,170,057	1,149,173	1,136,425	1,074,044	988,066	1,000,000
Wilshire Liquid Alternative Global Macro Index
Account Value [Line Items]
Line Graph and Table Measure Name	Wilshire Liquid Alternative Global Macro Index
Account Value	$ 10,998	11,577	11,194	11,162	10,516	9,816	9,760	9,491	9,500	9,828	10,000
Wilshire Liquid Alternative Global Macro Index
Account Value [Line Items]
Line Graph and Table Measure Name	Wilshire Liquid Alternative Global Macro Index
Account Value	$ 10,998	11,577	11,194	11,162	10,516	9,816	9,760	9,491	9,500	9,828	10,000
Wilshire Liquid Alternative Global Macro Index
Account Value [Line Items]
Line Graph and Table Measure Name	Wilshire Liquid Alternative Global Macro Index
Account Value	$ 1,099,839	1,157,683	1,119,359	1,116,225	1,051,576	981,554	976,003	949,051	950,036	982,808	1,000,000
Credit Suisse Managed Futures Liquid Index
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Managed Futures Liquid Index
Account Value	$ 9,551	11,437	11,634	11,605	10,227	8,758	9,592	9,136	9,727	10,416	10,000
Credit Suisse Managed Futures Liquid Index
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Managed Futures Liquid Index
Account Value	$ 9,551	11,437	11,634	11,605	10,227	8,758	9,592	9,136	9,727	10,416	10,000
Credit Suisse Managed Futures Liquid Index
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Managed Futures Liquid Index
Account Value	$ 955,120	1,143,737	1,163,442	1,160,494	1,022,697	875,821	959,207	913,570	972,729	1,041,610	1,000,000
Barclay Global Macro Index
Account Value [Line Items]
Line Graph and Table Measure Name	Barclay Global Macro Index
Account Value	$ 16,016	14,952	13,680	13,376	12,444	11,068	10,561	10,297	10,133	9,841	10,000
Barclay Global Macro Index
Account Value [Line Items]
Line Graph and Table Measure Name	Barclay Global Macro Index
Account Value	$ 16,016	14,952	13,680	13,376	12,444	11,068	10,561	10,297	10,133	9,841	10,000
Barclay Global Macro Index
Account Value [Line Items]
Line Graph and Table Measure Name	Barclay Global Macro Index
Account Value	$ 1,601,560	1,495,233	1,368,029	1,337,595	1,244,438	1,106,809	1,056,149	1,029,688	1,013,291	984,060	1,000,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,989	30,936	25,327	22,410	23,500	17,223	15,384	14,246	12,256	10,561	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,598,867	$ 3,093,611	$ 2,532,669	$ 2,240,993	$ 2,350,021	$ 1,722,318	$ 1,538,366	$ 1,424,600	$ 1,225,566	$ 1,056,140	$ 1,000,000